STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Restricted Stock Activity
The following table summarizes restricted common stock activity:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested shares, January 1, 2016	321,252	$6.96
Granted
Vested	(73,126)	6.40
Forfeited	-	-
Non-vested shares, March 31, 2016	248,126	$7.13

The following table summarizes restricted common stock activity:

		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value
Non-vested shares, January 1, 2014	-	$-
Granted	782,500	7.04
Vested	-	-
Forfeited	-	-
Non-vested shares, December 31, 2014	782,500	7.04
Granted	15,000	8.44
Vested	(284,748)	4.31
Forfeited	(191,500)	6.81
Non-vested shares, December 31, 2015	321,252	$6.96